UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               ----------------------

Check here if Amendment |_|;      Amendment Number: N/A
                                                    ------------
This Amendment (Check only one.):        |_| is a restatement.
                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S & E Partners, L.P.
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Address: 660 Madison Avenue, 20th Floor
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         New York, NY 10021
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Form 13F File Number   : 28- N/A
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curtis Schenker
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Title: Chief Executive Officer
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Phone: 212-355-5600
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Signature, Place, and Date of Signing:

/s/ Curtis Schenker                    New York, NY                5/13/99
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       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s) .)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

               Form 13F File Number          Name

           28-                               N/A
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               [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
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Form 13F Information Table Entry Total:            101
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Form 13F Information Table Value Total: $         126,497
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                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.              Form 13F File Number             Name

   01            28-N/A                           Scoggin LLC
--------         ---------------------------------------------------------------

[Repeat as necessary.]

Quarter Ended 3/31/99

                                  Schedule 13F

      Column 1                 Column 2     Column 3     Column 4       Column 5         Column 6    Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Voting
                                                           Value    SHRS or   SH/ Put/  Investment    Other          Authority
   Name of Issuer           Title of Class    Cusip       (x1000)   PRN AMT   PRN Call  Discretion   Managers  Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co         common      028816106        141     100,000                Sole               Sole
American Pad & Paper Co         common      028816106         85      60,500               Defined      01     Sole
AMP, Inc.                       common      031897101     12,348     230,000                Sole               Sole
AMP, Inc.                       common      031897101      7,355     137,000               Defined      01     Sole
AMP, Inc.                       common      031897DDK         31         250     Call       Sole               Sole
AMP, Inc.                       common      031897DDK         19         150     Call      Defined      01     Sole
AMP, Inc.                       common      031897EDC        495         900     Call       Sole               Sole
AMP, Inc.                       common      031897EDC        363         660     Call      Defined      01     Sole
Arv Assisted Living Inc.        common      00204C107        455     115,500                Sole               Sole
Arv Assisted Living Inc.        common      00204C107        283      71,800               Defined      01     Sole
Ascend Communications Inc.      common      043491109     11,298     135,000                Sole               Sole
Ascend Communications Inc.      common      043491109      7,314      87,400               Defined      01     Sole
At Home                         common      045919SGE         19          25      Put       Sole               Sole
At Home                         common      045919SGE         19          25      Put      Defined      01     Sole
Atlantic Richfield Company      common      048825AEJ        247         250     Call       Sole               Sole
Atlantic Richfield Company      common      048825AEJ        148         150     Call      Defined      01     Sole
Bankers Trust Corporation       common      066365107      1,103      12,500                Sole               Sole
Bankers Trust Corporation       common      066365107        662       7,500               Defined      01     Sole
Browning Ferris Ind.            common      115885ICF        191         300     Call       Sole               Sole
Browning Ferris Ind.            common      115885ICF        128         200     Call      Defined      01     Sole
Browning Ferris Ind.            common      115885IC0         86         300     Call       Sole               Sole
Browning Ferris Ind.            common      115885IC0         58         200     Call      Defined      01     Sole
Bowater                         common      102183QDC        133         125      Put       Sole               Sole
Bowater                         common      102183QDC         80          75      Put      Defined      01     Sole
CD Radio Inc.                   common      125127100        581      22,500                Sole               Sole
CD Radio Inc.                   common      125127100        361      14,000               Defined      01     Sole
Columbus McKinnon Corp          common      199333105      6,450     322,500                Sole               Sole
Columbus McKinnon Corp          common      199333105      3,064     153,200               Defined      01     Sole
CE Franklin                     common      125151100        231     100,000               Defined      01     Sole
Criimi Mae Inc.                 common      226603108      1,344     500,000                Sole               Sole
Criimi Mae Inc.                 common      226603108        941     350,000               Defined      01     Sole
The Earthgrains Co.             common      270319106      1,109      50,000                Sole               Sole
The Earthgrains Co.             common      270319106        688      31,000               Defined      01     Sole
The Earthgrains Co.             common      270319EBG         36         125     Call       Sole               Sole
The Earthgrains Co.             common      270319EBG         22          75     Call      Defined      01     Sole
Excite Inc.                     common      300904109      6,644      47,500                Sole               Sole
Excite Inc.                     common      300904109      4,042      28,900               Defined      01     Sole
Exxon                           common      302290AFA        331         500     Call       Sole               Sole
Exxon                           common      302290AFA        199         300     Call      Defined      01     Sole
Geocities                       common      37247V106      1,117      10,200                Sole               Sole
Geocities                       common      37247V106        537       4,900               Defined      01     Sole
Global Light Telecomm.          common      37934X100      1,388     300,000                Sole               Sole
Global Light Telecomm.          common      37934X100        941     203,500               Defined      01     Sole
Global Star 8%                  preferred   379364508      3,140      80,000                Sole               Sole
Global Star 8%                  preferred   379364508      1,963      50,000               Defined      01     Sole
Kasper ASL Ltd.                 common      485808109        358      92,500                Sole               Sole
Kasper ASL Ltd.                 common      485808109        190      49,000               Defined      01     Sole
Kellstrom Industries Inc.       common      488035106        397      25,000                Sole               Sole
Kellstrom Industries Inc.       common      488035106        254      16,000               Defined      01     Sole
Keneteck Corp                   common      488878109         67     277,500                Sole               Sole
Keneteck Corp                   common      488878109         84     352,000               Defined      01     Sole
Leslie Fay Inc.                 common      527016109        291      66,500                Sole               Sole
Leslie Fay Inc.                 common      527016109        212      48,500               Defined      01     Sole
The Philip Morris Companies     common      718154107        352      10,000                Sole               Sole
The Philip Morris Companies     common      718154107        211       6,000               Defined      01     Sole
Microsoft Corp                  common      594918104        224       2,500                Sole               Sole
Microsoft Corp                  common      594918104        134       1,500               Defined      01     Sole
Marvel Enterprises Inc.         common      57383M108      3,310     504,456                Sole               Sole
Marvel Enterprises Inc.         common      57383M108      2,475     377,207               Defined      01     Sole
Marvel Enterprises Inc 8%       conv. prf   57383M207      2,129     304,120                Sole               Sole
Marvel Enterprises Inc 8%       conv. prf   57383M207      1,886     269,494               Defined      01     Sole
NTL Inc.                        common      629407107        195       2,400                Sole               Sole
NTL Inc.                        common      629407107        130       1,600               Defined      01     Sole
Overseas Film Group             warrants    690337118         10      40,000                Sole               Sole
Overseas Film Group             warrants    690337118          8      30,000               Defined      01     Sole
Platinum Technology Intnt'l     common      72764T101      1,903      75,000                Sole               Sole
Platinum Technology Intnt'l     common      72764T101      1,142      45,000               Defined      01     Sole
Price Enterprises               preferred   741444301      1,493     102,500                Sole               Sole
Price Enterprises               preferred   741444301        619      42,500               Defined      01     Sole
Paragon Trade Bands Inc.        common      69912K107        125      50,000                Sole               Sole
Paragon Trade Bands Inc.        common      69912K107         65      26,000               Defined      01     Sole
RJR Nabisco                     common      74960KABW         25         150     Call       Sole               Sole
RJR Nabisco                     common      74960KABW         17         100     Call      Defined      01     Sole
Rohn Industries Inc.            common      775381106        222     100,000                Sole               Sole
Rohn Industries Inc.            common      775381106        133      60,000               Defined      01     Sole
Russell 2000 Index              common      U38099RUZ        180         100      Put       Sole               Sole
Russell 2000 Index              common      U38099RUZ        108          60      Put      Defined      01     Sole
S&P 500 Index                   common      P27599SZP         84          50      Put       Sole               Sole
S&P 500 Index                   common      P27599SZP         51          30      Put      Defined      01     Sole
S&P 500 Index                   common      R15099SPT         86          50      Put       Sole               Sole
S&P 500 Index                   common      R15099SPT         78          45      Put      Defined      01     Sole
S&P 500 Index                   common      R25099SZP        687         175      Put       Sole               Sole
S&P 500 Index                   common      R25099SZP          4         105      Put      Defined      01     Sole
Varian Assoc                    common      922204102      1,938      50,000                Sole               Sole
Varian Assoc                    common      922204102      1,163      30,000               Defined      01     Sole
Varian Inc. WI                  common      922206666      1,400     160,000                Sole               Sole
Varian Inc. WI                  common      922206666        849      97,000               Defined      01     Sole
Viskase Companies Inc.          common      92831R102        130      38,500                Sole               Sole
Viskase Companies Inc.          common      92831R102         76      22,500               Defined      01     Sole
VLSI Technology Inc.            common      918270109      7,775     400,000                Sole               Sole
VLSI Technology Inc.            common      918270109      4,655     239,500               Defined      01     Sole
Whittaker Corp                  common      966680407      6,033     275,000                Sole               Sole
Whittaker Corp                  common      966680407      3,905     178,000               Defined      01     Sole
Whittaker Corp                  common      966680DBC         45         100     Call       Sole               Sole
Whittaker Corp                  common      966680DBC         23          50     Call      Defined      01     Sole
Whittaker Corp                  common      966680EBG         42         125     Call       Sole               Sole
Whittaker Corp                  common      966680EBG         25          75     Call      Defined      01     Sole
Whittaker Corp                  common      966680FAY         53          70     Call       Sole               Sole
Whittaker Corp                  common      966680FAY         23          30     Call      Defined      01     Sole
Whittaker Corp                  common      966680FBK        145         610     Call       Sole               Sole
Whittaker Corp                  common      966680FBK         93         390     Call      Defined      01     Sole

                                                         126,497